Condensed consolidating guarantor financial information - Statement of comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statement of Comprehensive Income1 [Line Items]
Revenue		$ 10,660	$ 10,524	$ 10,646
Cost of sales	[1]	(8,566)	(8,202)	(8,259)
Gross profit		2,094	2,322	2,387
Net other income (expenses) and share of equity method earnings, net of income tax		(279)	(78)	(72)
Selling, marketing and distribution expenses	[1]	(264)	(277)	(315)
General and administration expenses		(697)	(745)	(855)
Profit from operating activities		854	1,222	1,145
Financial income		46	49	169
Financial expenses		(865)	(750)	(1,042)
Net financial income (expenses)		(819)	(701)	(873)
Profit (loss) from continuing operations before income tax		35	521	272
Income tax (expense) benefit		(40)	(81)	(105)
Profit (loss) from continuing operations		(5)	440	167
Profit (loss) from discontinued operations, net of income tax		0	(1)	(6)
Profit (loss) for the year		(5)	439	161
Total other comprehensive income (loss), net of income tax		(18)	257	8
Total comprehensive income (loss)		(23)	696	169
Profit (loss) attributable to:
Equity holder of the Group - continuing operations		(7)	438	165
Equity holder of the Group - discontinued operations		0	(1)	(6)
Non-controlling interests		2	2	2
Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations		(25)	695	173
Equity holder of the Group - discontinued operations		0	(1)	(6)
Non-controlling interests		2	2	2
Parent
Condensed Statement of Comprehensive Income1 [Line Items]
Revenue		0	0	0
Cost of sales		0	0	0
Gross profit		0	0	0
Net other income (expenses) and share of equity method earnings, net of income tax		(17)	425	151
Selling, marketing and distribution expenses		0	0	0
General and administration expenses		0	0	0
Profit from operating activities		(17)	425	151
Financial income		17	17	17
Financial expenses		(7)	(2)	0
Net financial income (expenses)		10	15	17
Profit (loss) from continuing operations before income tax		(7)	440	168
Income tax (expense) benefit		0	(2)	(3)
Profit (loss) from continuing operations		(7)	438	165
Profit (loss) from discontinued operations, net of income tax		0	(1)	(6)
Profit (loss) for the year		(7)	437	159
Total other comprehensive income (loss), net of income tax		(18)	257	8
Total comprehensive income (loss)		(25)	694	167
Profit (loss) attributable to:
Equity holder of the Group - continuing operations		(7)	438	165
Equity holder of the Group - discontinued operations		0	(1)	(6)
Non-controlling interests		0	0	0
Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations		(25)	695	173
Equity holder of the Group - discontinued operations		0	(1)	(6)
Non-controlling interests		0	0	0
Reynolds Notes Issuers
Condensed Statement of Comprehensive Income1 [Line Items]
Revenue		0	0	0
Cost of sales		0	0	0
Gross profit		0	0	0
Net other income (expenses) and share of equity method earnings, net of income tax		0	0	0
Selling, marketing and distribution expenses		0	0	0
General and administration expenses		0	0	0
Profit from operating activities		0	0	0
Financial income		499	567	813
Financial expenses		(647)	(423)	(724)
Net financial income (expenses)		(148)	144	89
Profit (loss) from continuing operations before income tax		(148)	144	89
Income tax (expense) benefit		38	(22)	(33)
Profit (loss) from continuing operations		(110)	122	56
Profit (loss) from discontinued operations, net of income tax		0	0	0
Profit (loss) for the year		(110)	122	56
Total other comprehensive income (loss), net of income tax		0	0	0
Total comprehensive income (loss)		(110)	122	56
Profit (loss) attributable to:
Equity holder of the Group - continuing operations		(110)	122	56
Equity holder of the Group - discontinued operations		0	0	0
Non-controlling interests		0	0	0
Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations		(110)	122	56
Equity holder of the Group - discontinued operations		0	0	0
Non-controlling interests		0	0	0
Other guarantor entities
Condensed Statement of Comprehensive Income1 [Line Items]
Revenue		9,682	9,368	9,386
Cost of sales		(7,769)	(7,259)	(7,224)
Gross profit		1,913	2,109	2,162
Net other income (expenses) and share of equity method earnings, net of income tax		(278)	176	130
Selling, marketing and distribution expenses		(239)	(247)	(281)
General and administration expenses		(637)	(681)	(779)
Profit from operating activities		759	1,357	1,232
Financial income		74	26	29
Financial expenses		(778)	(904)	(1,041)
Net financial income (expenses)		(704)	(878)	(1,012)
Profit (loss) from continuing operations before income tax		55	479	220
Income tax (expense) benefit		(49)	(34)	(43)
Profit (loss) from continuing operations		6	445	177
Profit (loss) from discontinued operations, net of income tax		0	(1)	1
Profit (loss) for the year		6	444	178
Total other comprehensive income (loss), net of income tax		(5)	253	4
Total comprehensive income (loss)		1	697	182
Profit (loss) attributable to:
Equity holder of the Group - continuing operations		6	445	177
Equity holder of the Group - discontinued operations		0	(1)	1
Non-controlling interests		0	0	0
Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations		1	698	181
Equity holder of the Group - discontinued operations		0	(1)	1
Non-controlling interests		0	0	0
Non-guarantor entities
Condensed Statement of Comprehensive Income1 [Line Items]
Revenue		1,202	1,352	1,446
Cost of sales		(1,021)	(1,139)	(1,221)
Gross profit		181	213	225
Net other income (expenses) and share of equity method earnings, net of income tax		(24)	(69)	(64)
Selling, marketing and distribution expenses		(25)	(30)	(34)
General and administration expenses		(60)	(64)	(76)
Profit from operating activities		72	50	51
Financial income		61	65	58
Financial expenses		(38)	(47)	(25)
Net financial income (expenses)		23	18	33
Profit (loss) from continuing operations before income tax		95	68	84
Income tax (expense) benefit		(29)	(23)	(26)
Profit (loss) from continuing operations		66	45	58
Profit (loss) from discontinued operations, net of income tax		0	0	0
Profit (loss) for the year		66	45	58
Total other comprehensive income (loss), net of income tax		(8)	92	(85)
Total comprehensive income (loss)		58	137	(27)
Profit (loss) attributable to:
Equity holder of the Group - continuing operations		64	43	56
Equity holder of the Group - discontinued operations		0	0	0
Non-controlling interests		2	2	2
Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations		56	135	(29)
Equity holder of the Group - discontinued operations		0	0	0
Non-controlling interests		2	2	2
Adjustments and eliminations
Condensed Statement of Comprehensive Income1 [Line Items]
Revenue		(224)	(196)	(186)
Cost of sales		224	196	186
Gross profit		0	0	0
Net other income (expenses) and share of equity method earnings, net of income tax		40	(610)	(289)
Selling, marketing and distribution expenses		0	0	0
General and administration expenses		0	0	0
Profit from operating activities		40	(610)	(289)
Financial income		(605)	(626)	(748)
Financial expenses		605	626	748
Net financial income (expenses)		0	0	0
Profit (loss) from continuing operations before income tax		40	(610)	(289)
Income tax (expense) benefit		0	0	0
Profit (loss) from continuing operations		40	(610)	(289)
Profit (loss) from discontinued operations, net of income tax		0	1	(1)
Profit (loss) for the year		40	(609)	(290)
Total other comprehensive income (loss), net of income tax		13	(345)	81
Total comprehensive income (loss)		53	(954)	(209)
Profit (loss) attributable to:
Equity holder of the Group - continuing operations		40	(610)	(289)
Equity holder of the Group - discontinued operations		0	1	(1)
Non-controlling interests		0	0	0
Total comprehensive income (loss) attributable to:
Equity holder of the Group - continuing operations		53	(955)	(208)
Equity holder of the Group - discontinued operations		0	1	(1)
Non-controlling interests		$ 0	$ 0	$ 0

[1]	For information on expenses by nature, refer to notes 7, 8, 11, 12, 13, 16 and 22.